LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Schedule of weighted-average remaining lease term and discount rate
Year ended
December 31, 2022

Weighted average remaining lease term	3.16
Weighted average discount (annual) rate	5.52%

Schedule of operating leases
December 31, 2022

2023	$699
2024	669
2025	609
2026	114

Total operating lease payments	2,091
Less: imputed interest	166

Present value of lease liabilities	1,925
Lease liabilities, current	613
Lease liabilities, non- current	1,312

Present value of lease liabilities	$1,925